FORM N SAR
SEMI--ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: // (a)

or fiscal year ending:  12/31/97

ls this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) Y

Those items or sub--items with a box " / " after the item number should be completed only if the answer has changed from the previous filing on this form. 1A. Registrant Name: First Allmerica Financial Life Insurance Company Inheiritage
  B. File Number: 8 l l--8304

  C. Telephone Number:  508--855--6982

2.A. Street: 440 Lincoln Street
   B. City: Worcester     C. State:  MA     D. Zip Code: 01653     Zip Ext:
   E. Foreign Country:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is''Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) Y
   [If answer is 'Y" (Yes) complete only items 111 through 132.]

111. A.  / Depositor Name:  First Allmerica Financial Life Insurance Company
        B.  / File Number (If any):
        C.  / City: Worcester  State: MA   Zip Code: 01653  Zip Ext.:
              / Foreign Country: Foreign Postal Code:
112. A.  / Sponsor Name:  First Allmerica Financial Life Insurance Company
 .       B.  / File Number (If any): _
        C.  / City:  Worcester  State:  MA   Zip Code; 01653

113. A. / TrusteeName:
        B.  /  City: _ State: Zip Code: ZipExt.:
              /  Foreign Country: Foreign Postal Code:

114. A. /  Principal Underwriter Name: Allmerica Investments, Inc.
        B. / File Number: 8--14716
        C. / City: Worcester  State: MA   Zip Code: 01653  Zip Ext.:

            / Foreign Country:    ForeignPostalCode:

115. A. /  Independent Public Accountant Name: Price Waterhouse LLP
      B./ City:  Boston   State:  MA  Zip Code: 02110
                / Foreign Country: ForeignPostalCode:

116. Family of investment companies information:

      A. /  Is Registrant part of a family of investment companies? (Y/N) Y
      B.  / Identify the family in 10 letters:  A L L M E R I C A A
          (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. /  Is Registrant a separate account of an insurance company? (Y/N) Y

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

        B.  / Variable annuity contracts? (Y/N)N

        C.  / Scheduled premium variable life contracts? (Y/N) N

        D.  / Flexible premium variable life contracts? (Y/N) Y

        E. / Other types of insurance products registered under the Securities Act of 1933 ? (Y/ N) N

118.  / State the number of series existing at the end of the period that had securities registered under the  Securities Act of 1933................1

119. / State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ..0

120.  / State the total value of the portfolio securities on the date of deposit for the new series included  in item 119 ($000's omitted)......0

121.  / State the number of series for which a current prospectus was in existence at the end of  the period .................................. 1

122. / State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period...0


123.  / State the total value of the additional units considered in answering item 122 ($000's omitted)........................... $0

 124. / State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).....................$0

125. /   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter
and any underwriter which is an affiliated person     of the principal
underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)...............$0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted).............$0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                              Number of    Total Assets     Total Income
                               Series       ($000's        Distributions
                             Investing        omitted)  ($000's omitted)
A.  U.S. Treasury direct issue ..
B.   U.S Government agency ......
C.   State and municipal tax--free .
D.   Public utility debt ........
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
F.  All other corporate intermed.
     & long--term debt ............
G. All other corporate short--
     term debt ..................
H. Equity securities of brokers
    or dealers or parents of
    brokers or dealers. . . . .  .
I. Investment company equity
    securities ...............
J.  All other equity securities. ...  1             $3,601             0
K. Other securities.............
L. Total assets of all series
    of registrant .............       1             $3,601             0

128. / Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

[If answer is "N" (No), go to item 131.]

131.     Total expenses incurred by all series of Registrant during the current reporting period($000's omitted)..................................  $25
132. / List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
811--
811--